Inventories	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
Inventories
20. Inventories

	At December 31,
(Euro thousands)	2023	2022
Raw materials, ancillary materials and consumables	16,527	18,931
Work-in-progress and semi-finished products	9,425	13,446
Finished goods	81,223	76,713
Other	9	4

Total inventories	107,184	109,094

The cost of inventories recognized as an expense in cost of sales amounted to
€
175,236 thousand and
€
184,368 thousand for the years ended December 31, 2023 and 2022 respectively.
For the years ended December 31, 2023, the net amount of €
5,555
thousand inventory impairment loss was reversed as the goods were sold at an amount in excess of the written-down value. For the years ended December 31, 2022, impairment loss recognized on inventories amounted €
11,417
thousand. The amount reversed or recognized was within cost of sales.